AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 4.0%
38	General Dynamics Corporation	$ 8,699
193	Howmet Aerospace, Inc.	6,838
30	Huntington Ingalls Industries, Inc.	6,908
36	L3Harris Technologies, Inc.	8,215
26	Lockheed Martin Corporation	10,923
20	Northrop Grumman Corporation	9,560
135	Raytheon Technologies Corporation	12,116
		63,259
	AUTOMOTIVE - 3.1%
287	BorgWarner, Inc.	10,820
778	Ford Motor Company	11,857
97	Tesla, Inc.(a)	26,733
		49,410
	BANKING - 6.3%
771	Bank of America Corporation	25,912
337	Fifth Third Bancorp	11,509
77	First Republic Bank	11,691
521	Regions Financial Corporation	11,290
28	SVB Financial Group(a)	11,383
302	Truist Financial Corporation	14,146
309	US Bancorp	14,093
		100,024
	BIOTECH & PHARMA - 5.4%
312	Bristol-Myers Squibb Company	21,032
271	Gilead Sciences, Inc.	17,200
116	Moderna, Inc.(a)	15,343
28	Regeneron Pharmaceuticals, Inc.(a)	16,270
108	Zoetis, Inc.	16,905
		86,750
	CABLE & SATELLITE - 2.2%
48	Charter Communications, Inc., Class A(a)	19,806
914	DISH Network Corporation, Class A(a)	15,858
		35,664
AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CHEMICALS - 1.7%
34	Air Products and Chemicals, Inc.	$ 8,583
61	CF Industries Holdings, Inc.	6,311
118	DuPont de Nemours, Inc.	6,566
114	Mosaic Company (The)	6,141
		27,601
	CONTAINERS & PACKAGING - 0.4%
105	Ball Corporation	5,860

	DATA CENTER REIT - 0.9%
52	Digital Realty Trust, Inc.	6,429
11	Equinix, Inc.	7,231
		13,660
	E-COMMERCE DISCRETIONARY - 2.9%
282	Amazon.com, Inc.(a)	35,749
103	Etsy, Inc.(a)	10,878
		46,627
	ELECTRIC UTILITIES - 3.1%
74	Ameren Corporation	6,854
211	CenterPoint Energy, Inc.	6,653
86	Constellation Energy Corporation	7,017
81	Eversource Energy	7,265
163	NextEra Energy, Inc.	13,864
103	Xcel Energy, Inc.	7,648
		49,301
	ELECTRICAL EQUIPMENT - 0.4%
31	Generac Holdings, Inc.(a)	6,833

	FOOD - 3.6%
70	Hershey Company (The)	15,727
100	J M Smucker Company (The)	13,999
171	Lamb Weston Holdings, Inc.	13,600
193	Tyson Foods, Inc., Class A	14,548
		57,874
AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.2%
158	Catalent, Inc.(a)	$ 13,904
109	Quest Diagnostics, Inc.	13,659
76	UnitedHealth Group, Inc.	39,469
		67,032
	INDUSTRIAL REIT - 0.5%
68	Prologis, Inc.	8,467

	INDUSTRIAL SUPPORT SERVICES - 0.5%
14	WW Grainger, Inc.	7,769

	INFRASTRUCTURE REIT - 1.1%
37	American Tower Corporation	9,400
46	Crown Castle International Corporation	7,858
		17,258
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
90	Cboe Global Markets, Inc.	10,617
136	Intercontinental Exchange, Inc.	13,716
212	Morgan Stanley	18,067
		42,400
	INSURANCE - 1.7%
206	Aflac, Inc.	12,241
121	Progressive Corporation (The)	14,840
		27,081
	INTERNET MEDIA & SERVICES - 1.5%
109	Netflix, Inc.(a)	24,368

	LEISURE FACILITIES & SERVICES - 1.4%
7	Chipotle Mexican Grill, Inc.(a)	11,178
29	Domino's Pizza, Inc.	10,784
		21,962
	MACHINERY - 1.3%
57	Caterpillar, Inc.	10,528
30	Deere & Company	10,958
		21,486
AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.2%
52	ABIOMED, Inc.(a)	$ 13,483
178	DexCom, Inc.(a)	14,633
73	Illumina, Inc.(a)	14,720
45	Thermo Fisher Scientific, Inc.	24,539
		67,375
	OFFICE REIT - 0.4%
40	Alexandria Real Estate Equities, Inc.	6,136

	OIL & GAS PRODUCERS - 4.6%
187	Marathon Petroleum Corporation	18,840
281	Occidental Petroleum Corporation	19,952
196	Phillips 66	17,534
514	Williams Companies, Inc. (The)	17,491
		73,817
	RETAIL - CONSUMER STAPLES - 2.7%
49	Dollar General Corporation	11,634
234	Walmart, Inc.	31,016
		42,650
	RETAIL - DISCRETIONARY - 2.4%
5	AutoZone, Inc.(a)	10,596
60	Home Depot, Inc. (The)	17,305
59	Tractor Supply Company	10,924
		38,825
	SEMICONDUCTORS - 8.6%
275	Applied Materials, Inc.	25,869
61	Broadcom, Inc.	30,446
868	Intel Corporation	27,707
56	Lam Research Corporation	24,523
215	QUALCOMM, Inc.	28,438
		136,983
	SOFTWARE - 8.8%
481	Fortinet, Inc.(a)	23,420
64	Intuit, Inc.	27,634
240	Microsoft Corporation	62,753
AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SOFTWARE - 8.8% (Continued)
363	Oracle Corporation	$ 26,916
		140,723
	STEEL - 0.5%
54	Nucor Corporation	7,179

	TECHNOLOGY HARDWARE - 2.2%
122	Garmin Ltd.	10,796
98	Motorola Solutions, Inc.	23,854
		34,650
	TECHNOLOGY SERVICES - 8.7%
136	CDW Corporation/DE	23,215
266	Fidelity National Information Services, Inc.	24,304
118	Jack Henry & Associates, Inc.	22,680
72	Leidos Holdings, Inc.	6,844
285	PayPal Holdings, Inc.(a)	26,630
179	Visa, Inc., Class A	35,569
		139,242
	TELECOMMUNICATIONS - 4.5%
1,622	Lumen Technologies, Inc.	16,155
161	T-Mobile US, Inc.(a)	23,178
764	Verizon Communications, Inc.	31,943
		71,276
	TRANSPORTATION & LOGISTICS - 1.3%
40	FedEx Corporation	8,432
64	United Parcel Service, Inc., Class B	12,449
		20,881
	WHOLESALE - CONSUMER STAPLES - 1.1%
197	Archer-Daniels-Midland Company	17,314

AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

	TOTAL COMMON STOCKS (Cost $1,660,984)	$ 1,577,737

	TOTAL INVESTMENTS - 98.9% (Cost $1,660,984)	$ 1,577,737
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	17,845
	NET ASSETS - 100.0%	$ 1,595,582

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.